FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07288
                                   ---------

               FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
               -------------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period:  6/30/07
                           -------



Item 1. Schedule of Investments.

Franklin Strategic Mortgage Portfolio

QUARTERLY STATEMENT OF INVESTMENTS

JUNE 30, 2007

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..................................................    3

Notes to Statement of Investments .........................................    9

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

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

Franklin Strategic Mortgage Portfolio

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT a       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 130.8%
    MORTGAGE-BACKED SECURITIES 86.1%
  b FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 4.1%
    FHLMC, 5.539%, 10/01/18 ...................................................................           203,637      $    202,870
    FHLMC, 5.978%, 10/01/36 ...................................................................         3,101,082         3,118,510
    FHLMC, 6.187%, 7/01/30 ....................................................................           577,721           577,458
    FHLMC, 6.34%, 1/01/28 .....................................................................           369,047           373,235
    FHLMC, 6.853%, 4/01/24 ....................................................................           319,134           321,119
    FHLMC, 6.873%, 11/01/16 ...................................................................           493,415           494,907
    FHLMC, 6.875%, 4/01/17 ....................................................................            68,619            68,812
    FHLMC, 6.945%, 5/01/20 ....................................................................           248,092           250,501
    FHLMC, 7.013%, 4/01/30 ....................................................................         1,755,839         1,762,238
    FHLMC, 7.112%, 3/01/19 ....................................................................           234,183           238,423
    FHLMC, 7.114%, 11/01/25 ...................................................................           100,908           100,573
    FHLMC, 7.124%, 7/01/22 ....................................................................         1,545,758         1,575,918
    FHLMC, 7.149%, 11/01/19 ...................................................................           204,888           211,989
    FHLMC, 7.214%, 1/01/32 ....................................................................           161,336           163,951
    FHLMC, 7.218%, 5/01/22 ....................................................................            88,560            89,450
    FHLMC, 7.336%, 8/01/31 ....................................................................            87,678            88,025
    FHLMC, 7.337%, 7/01/24 ....................................................................           190,003           191,460
    FHLMC, 7.375%, 4/01/18 ....................................................................           105,250           106,194
    FHLMC, 7.403%, 1/01/31 ....................................................................           294,497           299,876
    FHLMC, 7.493%, 12/01/30 ...................................................................           171,517           176,603
    FHLMC, 7.658%, 4/01/31 ....................................................................            69,992            71,285
                                                                                                                       -------------
                                                                                                                         10,483,397
                                                                                                                       -------------
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 29.1%
    FHLMC 15 Year, 6.50%, 2/01/19 .............................................................           435,456           446,674
    FHLMC 15 Year, 8.00%, 4/01/08 .............................................................               361               365
  c FHLMC Gold 15 Year, 4.50%, 7/01/19 ........................................................           500,000           474,531
    FHLMC Gold 15 Year, 5.00%, 10/01/17 - 8/01/18 .............................................         3,876,549         3,760,581
    FHLMC Gold 15 Year, 6.50%, 3/01/09 - 4/01/11 ..............................................             3,051             3,090
    FHLMC Gold 15 Year, 7.00%, 6/01/09 - 7/01/11 ..............................................             4,446             4,546
    FHLMC Gold 15 Year, 7.50%, 4/01/10 ........................................................             1,877             1,919
    FHLMC Gold 15 Year, 8.00%, 1/01/10 - 12/01/12 .............................................            33,803            34,660
    FHLMC Gold 30 Year, 5.00%, 10/01/33 - 7/01/35 .............................................         5,425,663         5,101,174
    FHLMC Gold 30 Year, 5.00%, 7/01/35 ........................................................         4,133,897         3,885,088
    FHLMC Gold 30 Year, 5.00%, 7/01/35 ........................................................         3,769,626         3,542,742
  c FHLMC Gold 30 Year, 5.00%, 7/15/37 ........................................................         9,688,000         9,079,477
    FHLMC Gold 30 Year, 5.50%, 9/01/33 ........................................................           525,677           509,431
  c FHLMC Gold 30 Year, 5.50%, 7/15/37 ........................................................        31,860,000        30,724,988
  c FHLMC Gold 30 Year, 6.00%, 7/01/28 - 6/01/34 ..............................................         4,584,559         4,543,257
    FHLMC Gold 30 Year, 6.00%, 8/01/34 ........................................................         3,894,949         3,872,365
  c FHLMC Gold 30 Year, 6.50%, 3/01/15 - 7/01/32 ..............................................         3,768,636         3,816,859
    FHLMC Gold 30 Year, 7.50%, 10/01/25 - 8/01/32 .............................................         1,014,480         1,056,302
    FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30 ..............................................           194,327           204,585
    FHLMC Gold 30 Year, 8.50%, 10/01/17 - 9/01/30 .............................................           454,209           477,155
    FHLMC Gold 30 Year, 9.00%, 9/01/30 ........................................................           273,610           296,296
    FHLMC Gold 30 Year, 9.25%, 12/01/08 .......................................................            11,429            11,626
    FHLMC Gold 30 Year, 9.50%, 12/01/16 - 4/01/25 .............................................         1,259,167         1,365,912


                                          Quarterly Statement of Investments | 3

Franklin Strategic Mortgage Portfolio

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT a       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES (CONTINUED)
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE (CONTINUED)
    FHLMC PC 15 Year, 8.50%, 5/01/17 ..........................................................         1,080,389      $  1,142,362
    FHLMC PC 15 Year, 9.25%, 8/01/14 ..........................................................             6,836             7,276
    FHLMC PC 15 Year, 9.50%, 12/01/09 - 8/01/19 ...............................................           178,872           187,800
    FHLMC PC 30 Year, 8.50%, 2/01/17 ..........................................................            14,443            15,344
    FHLMC PC 30 Year, 9.00%, 7/01/08 - 6/01/16 ................................................             2,827             2,979
                                                                                                                       -------------
                                                                                                                         74,569,384
                                                                                                                       -------------
  b FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 5.3%
    FNMA, 5.451%, 10/01/19 ....................................................................           389,681           392,647
    FNMA, 5.549%, 1/01/18 .....................................................................         2,399,141         2,413,448
    FNMA, 5.848%, 5/01/21 .....................................................................           357,135           361,809
    FNMA, 5.995%, 5/01/30 .....................................................................           197,181           201,335
    FNMA, 6.328%, 7/01/31 .....................................................................         1,149,629         1,169,585
    FNMA, 6.337%, 12/01/24 ....................................................................           124,304           126,448
    FNMA, 6.377%, 8/01/26 .....................................................................           152,413           154,008
    FNMA, 6.437%, 7/01/17 .....................................................................           233,188           231,790
    FNMA, 6.443%, 4/01/18 .....................................................................           206,161           210,080
    FNMA, 6.541%, 1/01/17 .....................................................................           780,527           779,271
    FNMA, 6.641%, 4/01/31 .....................................................................           100,928           101,998
    FNMA, 6.724%, 6/01/17 .....................................................................           144,959           145,051
    FNMA, 6.823%, 12/01/31 ....................................................................            75,895            77,120
    FNMA, 6.95%, 4/01/21 ......................................................................            38,488            38,547
    FNMA, 7.011%, 7/01/14 .....................................................................           444,716           443,818
    FNMA, 7.02%, 7/01/27 ......................................................................           146,024           146,381
    FNMA, 7.031%, 4/01/18 .....................................................................            40,921            41,663
    FNMA, 7.046%, 4/01/33 .....................................................................         1,034,562         1,053,053
    FNMA, 7.104%, 7/01/31 .....................................................................            21,421            21,725
    FNMA, 7.125%, 11/01/28 ....................................................................           138,589           140,159
    FNMA, 7.138%, 11/01/31 ....................................................................           591,076           600,599
    FNMA, 7.148%, 12/01/22 ....................................................................           249,465           250,107
    FNMA, 7.169%, 7/01/19 .....................................................................         1,709,455         1,723,601
    FNMA, 7.172%, 2/01/32 .....................................................................           164,394           166,389
    FNMA, 7.175%, 8/01/32 .....................................................................            39,680            39,958
    FNMA, 7.189%, 9/01/32 .....................................................................           448,440           456,934
    FNMA, 7.212%, 4/01/27 .....................................................................           268,624           268,974
    FNMA, 7.215%, 5/01/31 .....................................................................            29,679            30,065
    FNMA, 7.247%, 8/01/29 .....................................................................            80,878            82,231
    FNMA, 7.25%, 9/01/18 ......................................................................            55,107            54,948
    FNMA, 7.251%, 7/01/25 .....................................................................           126,466           126,999
    FNMA, 7.259%, 8/01/27 .....................................................................           167,667           168,816
    FNMA, 7.26%, 8/01/30 ......................................................................            90,765            91,310
    FNMA, 7.275%, 6/01/31 .....................................................................           396,537           397,303
    FNMA, 7.292%, 5/01/27 .....................................................................           249,595           252,361
    FNMA, 7.369%, 10/01/32 ....................................................................           272,027           268,922
    FNMA, 7.511%, 10/01/24 ....................................................................           388,657           394,234
    FNMA, 7.56%, 7/01/26 ......................................................................            75,668            76,217
    FNMA, 7.65%, 10/01/29 .....................................................................            28,902            28,533
                                                                                                                       -------------
                                                                                                                         13,728,437
                                                                                                                       -------------


4 | Quarterly Statement of Investments

Franklin Strategic Mortgage Portfolio

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT a       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES (CONTINUED)
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 45.3%
    FNMA 7 Year, 9.00%, 11/01/11 ..............................................................           147,646      $    154,177
    FNMA 15 Year, 5.00%, 6/01/18 - 4/01/20 ....................................................         5,437,785         5,264,822
    FNMA 15 Year, 5.00%, 7/01/18 ..............................................................         4,208,180         4,081,831
  c FNMA 15 Year, 5.00%, 7/15/37 ..............................................................        15,100,000        14,146,813
    FNMA 15 Year, 5.50%, 5/01/14 - 2/01/18 ....................................................         4,152,429         4,106,962
    FNMA 15 Year, 6.50%, 9/01/08 - 10/01/16 ...................................................           369,423           377,542
    FNMA 15 Year, 7.00%, 11/01/11 .............................................................             1,024             1,052
    FNMA 15 Year, 7.50%, 7/01/09 - 7/01/12 ....................................................            28,549            29,381
    FNMA 15 Year, 10.00%, 8/01/15 .............................................................            37,609            41,171
    FNMA 30 Year, 5.00%, 4/01/34 ..............................................................         1,358,868         1,278,601
  c FNMA 30 Year, 5.50%, 7/01/33 ..............................................................         8,100,000         7,811,438
    FNMA 30 Year, 5.50%, 9/01/33 - 11/01/35 ...................................................        10,161,537         9,842,965
    FNMA 30 Year, 5.50%, 11/01/34 .............................................................        16,643,517        16,114,005
    FNMA 30 Year, 6.00%, 12/01/23 - 12/01/35 ..................................................        12,288,717        12,203,623
    FNMA 30 Year, 6.00%, 10/01/34 .............................................................         5,850,761         5,807,847
  c FNMA 30 Year, 6.00%, 7/15/37 ..............................................................        22,100,000        21,858,270
  c FNMA 30 Year, 6.50%, 12/01/27 - 8/14/32 ...................................................         9,807,655         9,972,073
    FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32 ....................................................           495,252           517,404
    FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31 ....................................................            72,591            76,504
    FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28 ..................................................         1,220,805         1,308,400
    FNMA 30 Year, 9.00%, 8/01/09 - 9/01/26 ....................................................           295,526           309,358
    FNMA 30 Year, 9.25%, 10/01/09 .............................................................             3,967             4,030
    FNMA 30 Year, 9.50%, 11/01/15 - 4/01/30 ...................................................           404,004           434,830
    FNMA 30 Year, 10.00%, 7/01/16 - 4/01/21 ...................................................           330,629           362,840
    FNMA 30 Year, 10.50%, 1/01/16 - 5/01/30 ...................................................            30,903            33,561
    FNMA 30 Year, 11.00%, 10/01/15 ............................................................            15,906            17,293
    FNMA 30 Year, 12.00%, 4/01/15 - 5/01/16 ...................................................             3,926             4,338
    FNMA 30 Year, 12.50%, 12/01/13 ............................................................               964             1,068
                                                                                                                       -------------
                                                                                                                        116,162,199
                                                                                                                       -------------
  b GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE 0.1%
    GNMA, 5.75%, 7/20/27 ......................................................................           272,117           274,634
    GNMA, 6.125%, 11/20/25 ....................................................................            91,264            92,423
                                                                                                                       -------------
                                                                                                                            367,057
                                                                                                                       -------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 2.2%
    GNMA I SF 15 Year, 7.00%, 4/15/14 .........................................................            53,027            54,709
    GNMA I SF 15 Year, 8.00%, 9/15/15 .........................................................            31,666            33,400
    GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32 ...............................................           734,860           749,963
    GNMA I SF 30 Year, 7.00%, 3/15/17 - 2/15/32 ...............................................           796,169           827,281
    GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29 .............................................           111,623           116,928
    GNMA I SF 30 Year, 8.00%, 1/15/17 - 9/15/27 ...............................................           415,300           438,189
    GNMA I SF 30 Year, 8.25%, 4/15/08 - 5/15/21 ...............................................           267,051           283,521
    GNMA I SF 30 Year, 8.50%, 6/15/16 - 7/15/24 ...............................................           491,451           526,834
    GNMA I SF 30 Year, 9.00%, 8/15/08 - 8/15/28 ...............................................           128,919           135,842
    GNMA I SF 30 Year, 9.50%, 10/15/09 - 1/15/10 ..............................................            81,798            85,125
    GNMA I SF 30 Year, 10.00%, 10/15/18 - 2/15/19 .............................................             9,954            10,970
    GNMA I SF 30 Year, 10.50%, 1/15/16 ........................................................             1,100             1,218


                                          Quarterly Statement of Investments | 5

Franklin Strategic Mortgage Portfolio

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT a       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES (CONTINUED)
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE (CONTINUED)
    GNMA II SF 30 Year, 6.50%, 1/20/26 - 2/20/34 ..............................................         1,322,212      $  1,349,463
    GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32 .............................................           700,438           730,367
    GNMA II SF 30 Year, 8.00%, 1/20/17 - 8/20/26 ..............................................           188,288           197,343
    GNMA II SF 30 Year, 8.50%, 7/20/16 - 8/20/16 ..............................................            82,497            87,490
    GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25 .............................................             8,937             9,602
    GNMA II SF 30 Year, 10.50%, 6/20/20 .......................................................                28                31
                                                                                                                       -------------
                                                                                                                          5,638,276
                                                                                                                       -------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $224,976,003) ......................................                         220,948,750
                                                                                                                       -------------
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES 44.7%
    FINANCE 44.7%
  b Ace Securities Corp., 2004-HE4, M9, 8.42%, 12/25/34 .......................................         3,000,000         2,773,465
  b AFC Home Equity Loan Trust, 1997-4, 2A2, 5.96%, 12/22/27 ..................................           570,857           571,435
  b Ameriquest Mortgage Securities Inc., 2003-12, M2, 7.02%, 1/25/34 ..........................         4,000,000         4,037,877
  b Asset-Backed Funding Certificates, 2005-HE2, A2C, 5.62%, 6/25/35 ..........................         2,300,747         2,304,000
  b Asset-Backed Securities Corp. Home Equity Loan Trust, 2005-HE4, A1, 5.48%, 5/25/35 ........           670,773           671,325
b,d Bayview Commercial Asset Trust, 2006-CD1A, A-1, 144A, 4.697%, 7/25/23 (Canada) ............         2,161,025 CAD     2,031,432
    Bear Stearns Commercial Mortgage Securities Inc.,
      b 2005-PW10, A4, 5.405%, 12/11/40 .......................................................         3,000,000         2,922,378
    b,d 2007-T26, B, 144A, 5.601%, 1/12/45 ....................................................         2,650,000         2,567,850
      d sub. bond, 2007-PW15, B, 144A, 5.444%, 2/11/44 ........................................         6,250,000         5,951,888
    CitiFinancial Mortgage Securities Inc., 2003-4, AF6, 4.493%, 10/25/33 .....................         2,250,000         2,128,745
    Citigroup/Deutsche Bank Commercial Mortgage Trust,
      b 2006-CD3, A5, 5.617%, 10/15/48 ........................................................         7,000,000         6,879,246
        2007-CD4, C, 5.476%, 12/11/49 .........................................................         6,500,000         6,185,669
  b Contimortgage Home Equity Loan Trust, 1999-3, A6, 8.18%, 12/25/29 .........................           133,401           133,061
    Countrywide Asset-Backed Certificates,
        2004-7, AF4, 4.774%, 8/25/32 ..........................................................         2,061,077         2,046,294
      b 2006-11, 1AF1, 5.44%, 9/25/46 .........................................................         1,092,064         1,092,744
  b FHLMC, 2942, TF, 5.67%, 3/15/35 ...........................................................         1,630,365         1,629,851
  b First Franklin Mortgage Loan Asset-Backed Certificates,
        2004-FF3, B3, 8.308%, 5/25/34 .........................................................           699,375           127,054
        2004-FF11, 1A2, 5.67%, 1/25/35 ........................................................           770,336           771,168
        2005-FF8, A2B, 5.50%, 9/25/35 .........................................................         5,600,000         5,604,929
        2005-FF10, A2, 5.42%, 11/25/35 ........................................................           329,688           329,938
        2005-FF11, A2A, 5.42%, 11/25/35 .......................................................           875,339           875,976
        2006-FF12, A2, 5.36%, 9/25/36 .........................................................         2,244,139         2,245,387
    FNMA,
      b 2007-1, NF, 5.57%, 2/25/37 ............................................................         1,243,581         1,243,475
        G93-33, K, 7.00%, 9/25/23 .............................................................         2,295,505         2,377,070
    GE Capital Commercial Mortgage Corp., 2003-C1, A4, 4.819%, 1/10/38 ........................         1,262,683         1,212,928
    Greenwich Capital Commercial Funding Corp.,
        2004-GG1, A7, 5.317%, 6/10/36 .........................................................         5,000,000         4,887,545
        2007-GG9, C, 5.554%, 3/10/39 ..........................................................         3,500,000         3,358,303


6 | Quarterly Statement of Investments

Franklin Strategic Mortgage Portfolio

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT a    VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
    FINANCE (CONTINUED)
  b GSAMP Trust, 2006-S4, A1, 5.41%, 5/25/36 ..................................................         1,314,912      $  1,315,792
  b HSI Asset Securitization Corp., 2006-OPT4, 2A2, Trust, 5.43%, 3/25/36 .....................         1,750,000         1,751,215
  b Ixis Real Estate Capital Trust, 2006-HE1, A1, 5.41%, 3/25/36 ..............................           786,066           786,590
    JPMorgan Chase Commercial Mortgage Securities Corp.,
      b 2004-CB9, A4, 5.377%, 6/12/41 .........................................................         3,779,632         3,733,325
        2004-LN2, A2, 5.115%, 7/15/41 .........................................................           557,685           536,224
  b LB-UBS Commercial Mortgage Trust, 2007-C2, C, 5.611%, 2/15/40 .............................         6,100,000         6,107,716
  b Master Asset-Backed Securities Trust,
        2005-WMC1, A4, 5.51%, 3/25/35 .........................................................           856,031           856,654
        2006-AB1, A1, 5.46%, 2/25/36 ..........................................................         3,038,333         3,040,575
  b Merrill Lynch Mortgage Investors Trust, 2006-RM2, A1B, 5.555%, 5/25/37 ....................         6,199,470         6,202,972
  b Morgan Stanley ABS Capital I,
        2006-NC3, A2B, 5.44%, 3/25/36 .........................................................         3,000,000         3,000,917
        2006-NC4, A2A, 5.35%, 6/25/36 .........................................................         1,054,232         1,054,586
  b Morgan Stanley Capital I, 2004-IQ7, A4, 5.431%, 6/15/38 ...................................         6,000,000         5,906,733
  b Nomura Home Equity Loan Inc., 2006-HE1, A1, 5.40%, 2/25/36 ................................           403,976           404,163
  b Novastar Home Equity Loan, 2004-4, M4, 6.42%, 3/25/35 .....................................         1,500,000         1,503,994
  b Ownit Mortgage Loan Asset-Backed Certificates,
        2005-2, A2B, 5.52%, 3/25/36 ...........................................................           144,372           144,476
        2006-6, A2B, 5.43%, 9/25/37 ...........................................................         2,000,000         1,999,876
    Residential Asset Securities Corp.,
        2004-KS1, AI4, 4.213%, 4/25/32 ........................................................         1,572,226         1,552,860
      b 2005-AHL2, A2, 5.58%, 10/25/35 ........................................................           480,405           481,378
    Residential Funding Mortgage Securities II,
        2004-HI2, A4, 5.24%, 9/25/18 ..........................................................         2,860,563         2,846,401
      b 2006-HI1, A1, 5.43%, 2/25/36 ..........................................................           654,775           655,146
  b Securitized Asset-Backed Receivables LLC, 2006-FR1, A2A, 5.39%, 11/25/35 ..................           284,870           285,093
  b Specialty Underwriting and Residential Finance, 2006-BC2, A2A, 5.38%, 2/25/37 .............         1,427,409         1,427,927
  b Structured Asset Investment Loan Trust,
        2004-1, M5, 8.32%, 2/25/34 ............................................................           453,442           353,002
        2005-5, A7, 5.53%, 6/25/35 ............................................................           210,812           210,973
        2005-8, A1, 5.44%, 10/25/35 ...........................................................           265,899           266,070
b,d Structured Asset Securities Corp., 2005-SC1, 1A1, 144A, 5.59%, 5/25/31 ....................         1,031,620         1,034,437
  b Travelers Mortgage Services Inc., 1998-5A, A, 6.809%, 12/25/18 ............................           162,532           162,532
    Vanderbilt Mortgage Finance, 1998-C, 1A6, 6.75%, 10/07/28 .................................           100,000           102,106
                                                                                                                       -------------
    TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES
        (COST $117,670,159) ...................................................................                         114,684,766
                                                                                                                       -------------
    TOTAL LONG TERM INVESTMENTS (COST $342,646,162) ...........................................                         335,633,516
                                                                                                                       -------------
    SHORT TERM INVESTMENTS 5.2%
    U.S. GOVERNMENT AND AGENCY SECURITIES (COST $198,598) 0.1%
e,f U.S. Treasury Bill, 8/23/07 ...............................................................           200,000           198,680
                                                                                                                       -------------
    TOTAL INVESTMENTS BEFORE MONEY MARKET FUND AND REPURCHASE AGREEMENT
        (COST $342,844,760) ...................................................................                         335,832,196
                                                                                                                       -------------


                                          Quarterly Statement of Investments | 7

Franklin Strategic Mortgage Portfolio

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (CONTINUED)
    MONEY MARKET FUND (COST $12,848,169) 5.0%
  g Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99% .......................       12,848,169      $ 12,848,169
                                                                                                                       -------------

                                                                                                  ------------------
                                                                                                  PRINCIPAL AMOUNT a
                                                                                                  ------------------
    REPURCHASE AGREEMENT (COST $326,198) 0.1%
  h Joint Repurchase Agreement, 4.832%, 7/02/07 (Maturity Value $326,329) ......................          326,198           326,198
       ABN AMRO Bank, NV, New York Branch (Maturity Value $31,693)
       Banc of America Securities LLC (Maturity Value $19,991)
       Barclays Capital Inc. (Maturity Value $14,385)
       Bear, Stearns & Co. Inc. (Maturity Value $31,693)
       BNP Paribas Securities Corp. (Maturity Value $31,882)
       Deutsche Bank Securities Inc. (Maturity Value $28,766)
       Goldman, Sachs & Co. (Maturity Value $31,693)
       Greenwich Capital Markets Inc. (Maturity Value $31,693)
       Lehman Brothers Inc. (Maturity Value $19,939)
       Merrill Lynch Government Securities Inc. (Maturity Value $26,573)
       Morgan Stanley & Co. Inc. (Maturity Value $31,693)
       UBS Securities LLC (Maturity Value $26,328)
         Collateralized by U.S. Government Agency Securities, 2.50% - 7.625%, 7/02/07 - 6/08/12;
           e U.S. Government Agency Discount Notes, 7/13/07 - 8/20/07; and U.S. Treasury Notes,
               2.625% - 6.125%, 8/15/07 - 9/30/11
                                                                                                                       -------------
    TOTAL INVESTMENTS (COST $356,019,127) 136.0% ...............................................                        349,006,563
    OTHER ASSETS, LESS LIABILITIES (36.0)% .....................................................                        (92,463,766)
                                                                                                                       -------------
    NET ASSETS 100.0% ..........................................................................                       $256,542,797
                                                                                                                       =============


CURRENCY ABBREVIATIONS

CAD  -  Canadian Dollar

SELECTED PORTFOLIO ABBREVIATIONS

PC   -  Participation Certificate
SF   -  Single Family

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b The coupon rate shown represents the rate at period end.

c Security purchased on a to-be-announced basis.

d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2007, the aggregate value of these securities was $11,585,607, representing 4.52% of net assets.

e The security is traded on a discount basis with no stated coupon rate.

f On deposit with broker for initial margin on futures contracts.

g The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

h Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At June 30, 2007, all repurchase agreements had been entered into on June 29, 2007.


8 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Franklin Strategic Mortgage Portfolio

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Strategic Mortgage Portfolio (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of one fund, the Franklin Strategic Mortgage Portfolio (the Fund).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value. Repurchase agreements are valued at cost.

Government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


                                          Quarterly Statement of Investments | 9

Franklin Strategic Mortgage Portfolio

3. INCOME TAXES

At June 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...........................................   $ 356,221,493
                                                                  ==============

Unrealized appreciation .......................................   $     305,290
Unrealized depreciation .......................................      (7,520,220)
                                                                  --------------
Net unrealized appreciation (depreciation) ....................   $  (7,214,930)
                                                                  ==============

4. FINANCIAL FUTURES CONTRACTS

At June 30, 2007, the Fund had the following financial futures contracts outstanding:

------------------------------------------------------------------------------------------------------
                                               NUMBER OF                      CONTRACT     UNREALIZED
                                               CONTRACTS   DELIVERY DATES    FACE VALUE   GAIN (LOSS)
------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
U.S. Treasury 2 Year Note ..................       50          9/04/07     $ 10,000,000   $    10,938
U.S. Treasury 5 Year Note ..................       10          9/04/07        1,000,000         6,406
U.S. Treasury 10 Year Bond .................      141          9/04/07       14,100,000       137,758
U.S. Treasury Long Bond ....................       20          9/04/07        2,000,000       (13,125)

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


10 | Quarterly Statement of Investments


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  August 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date  August 27, 2007



                                Exhibit A


I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN STRATEGIC MORTGAGE PORTFOLIO;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

August 27, 2007


/s/JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration



I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN STRATEGIC MORTGAGE PORTFOLIO;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

August 27, 2007


/s/GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer